WILMINGTON
     FUNDS

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Summary Prospectus                                              November 1, 2010
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WILMINGTON TAX-EXEMPT MONEY MARKET FUND   Link to Statutory Prospectus
                                          and Statement of
Ticker: Institutional Shares -- WTSXX     Additional Information
        W Shares -- WTEXX

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund including the Fund's Statement of Additional Information (SAI) and shareholder reports online at www.wilmingtonfunds.com. You can also get this information at no cost by calling 800.336.9970, by sending an email request to wtmutualfund@wilmingtontrust.com, or from any financial intermediary that offers shares of the Fund. The Fund's Prospectus and SAI, both dated November 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current interest income exempt from Federal income taxes while preserving principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment) Institutional Shares W Shares
------------------------------------------------------------------------ -------------------- --------
Management Fees                                                          0.37%                0.37%
------------------------------------------------------------------------ -------------------- --------
Service Fees                                                             None                 0.15%
------------------------------------------------------------------------ -------------------- --------
Other Expenses                                                           0.17%                0.17%
------------------------------------------------------------------------ -------------------- --------
Acquired Fund Fees and Expenses                                          0.02%                0.02%
------------------------------------------------------------------------ -------------------- --------
Total Annual Fund Operating Expenses                                     0.56%                0.71%
------------------------------------------------------------------------ -------------------- --------

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                          1 Year      3 Years      5 Years      10 Years
--------------------      ------      -------      -------      --------
Institutional Shares      $57         $179         $313         $701
--------------------      ------      -------      -------      --------
W Shares                  $73         $227         $395         $883
--------------------      ------      -------      -------      --------

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Wilmington Tax-Exempt Money Market Fund                         November 1, 2010
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INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies

The Fund strives to maintain a stable $1.00 share price and invests in high quality municipal obligations, high quality municipal bonds and other high quality instruments exempt from Federal income tax. To be considered high quality, a security generally must be rated in one of the two highest short-term rating categories or determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in high quality obligations in each of the following: banks, finance companies and utilities. In selecting securities for the Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities held by the Fund if the securities are downgraded to a lower ratings category.

The Fund has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from federal income tax and at least 80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 30% of its total assets in "Weekly Liquid Assets." "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

Principal Risks of Investing in the Fund
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be adversely affected by:

o Credit Risk: The risk that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund, because it invests primarily in securities that are considered to be of high quality.

o Government Obligations Risk: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U. S. Treasury or the U. S. Government.

o Income Risk: The risk that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

o Manager Risk: The chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent during times of falling interest rates.

o Rating Agency Risk: Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality.

An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

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Wilmington Tax-Exempt Money Market Fund                         November 1, 2010
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RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

     o    changes in the Fund's performance from year-to-year; and

     o the Fund's average annual returns for one year, five year and ten year periods.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at 800.336.9970.

The annual returns in the bar chart are for the Fund's Institutional Shares. Returns for the Fund's W Shares differ only to the extent it does not have the same expenses.

              Annual Total Returns for the Past 10 Calendar Years


                              [BAR GRAPH OMITTED]

   3.65%  2.30%   0.90%  0.49%   0.58%  1.82%  2.91%  3.15%  1.48%  0.08%
   2000   2001    2002   2003    2004   2005   2006   2007   2008   2009

                                 Calendar Year

Calendar Year-to-Date Total Return as of September 30, 2010: 0.01%

During the periods shown in the bar chart, the Fund's best quarter was up 0.96% (quarter ended December 31, 2000) and the Fund's worst quarter was 0.00% (quarter ended December 31, 2009).

Average Annual Total Returns
(for the periods ended December 31, 2009)        1 Year     5 Years     10 Years
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Institutional Shares                             0.08%      1.88%       1.73%
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W Shares(1)                                      0.02%      1.73%        N/A
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(1) From inception of the Fund's W Shares on April 2, 2001, through December 31,
2009, the average annual total return was 1.31%.

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Wilmington Tax-Exempt Money Market Fund                         November 1, 2010
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MANAGEMENT Investment Adviser/Sub-Adviser
Rodney Square Management Corporation is the investment adviser for the Fund. Wilmington Trust Investment Management, LLC is sub-adviser for the Fund.

PURCHASE AND SALE OF SHARES
            Purchase Minimums         Initial         Subsequent
--------------------------------      ----------      ----------
            Institutional Shares      $5,000,000      None
--------------------------------      ----------      ----------
            W Shares                  $ 1,000         None
--------------------------------      ----------      ----------

You may purchase and sell (redeem) your shares each day the New York Stock Exchange is open. You may purchase and sell your shares through your financial intermediary or by mail (Wilmington Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9828, Providence, RI, 02940) or telephone (800.336.9970) .

TAX INFORMATION
The Fund's distributions may be taxable as ordinary income or capital gain. A majority of the income dividends that you receive from the Fund are expected to be exempt from federal and state income taxes. However, a portion of the Fund's distributions may be subject to federal, state, and local income taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.








4                                                   TAXEXEMPT -- SUMPRO -- 11/10